Taxes - Schedule of Taxes Payable (Details) (10-K) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income tax payable (recoverable)	$ 501,410	$ 233,526	$ (70,461)
Value added tax payable	1,897,228	1,259,006	139,116
Other taxes payable	84,985	84,644	29,981
Total taxes payable	$ 2,483,623	$ 1,577,176	$ 98,636